LEASES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Minimum Commitment Under Company leases [Abstract]
Next year	$ 193,500	$ 201,300
Year 2-5	217,100	397,500
Total	$ 410,600	$ 598,800